UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bank Global Fund Services
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2018

Date of reporting period:  July 31, 2018

Item 1. Schedule of Investments.

Schedule of Investments July 31, 2018 (Unaudited)

Jackson Square All-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.5%
Consumer Discretionary - 21.2%
Cars.com *	508	$14,412
Dollar General	1,161	113,952
Domino's Pizza	26	6,829
Dunkin' Brands Group	410	28,548
eBay *	2,512	84,026
Hasbro	1,022	101,802
Liberty Global - Series A * (a)	1,910	53,919
Liberty Global - Series C * (a)	3,794	102,969
Liberty Media-Liberty Formula One - Class C *	136	4,794
Liberty TripAdvisor Holdings - Series A *	11,083	184,532
Naspers - Class N (a)	165	40,618
New York Times - Class A	11,535	286,068
Start Today (a)	863	34,711
TripAdvisor *	2,833	164,286
Wyndham Hotels & Resorts	56	3,248
		1,224,714
Energy - 1.4%
Centennial Resource Development - Class A *	2,835	50,916
Kinder Morgan	1,615	28,715
		79,631
Financial Services - 22.2%
Affiliated Managers Group	63	10,081
Charles Schwab	2,854	145,725
CME Group	851	135,411
Crown Castle International - REIT	478	52,977
Equinix - REIT	24	10,543
Equity Commonwealth - REIT *	2,009	64,770
Intercontinental Exchange	986	72,875
KKR & Co. - Class A	5,555	152,096
LendingTree *	190	45,372
Mastercard - Class A	612	121,176
Outfront Media - REIT	732	15,555
PayPal Holdings *	2,556	209,950
Redfin *	4,299	105,326
Visa - Class A	1,029	140,705
		1,282,562
Health Care - 15.6%
ABIOMED *	39	13,827
AMAG Pharmaceuticals *	1,335	29,437
athenahealth *	79	11,906
Biogen *	748	250,109
Cambrex *	83	5,187
DENTSPLY SIRONA	3,003	144,474
Evolent Health - Class A *	558	11,272
Haemonetics *	325	31,733
Illumina *	308	99,903
IQVIA Holdings *	1,275	155,473
Portola Pharmaceuticals *	613	21,945
UnitedHealth Group	494	125,091
		900,357
Producer Durables - 6.6%
Boeing	362	128,981
Expeditors International of Washington	659	50,196
Experian (a)	421	10,336
FedEx	764	187,845
		377,358
Technology - 29.9%#
Acxiom *	2,199	89,148
Alibaba Group Holding - ADR *	141	26,399
Alphabet - Class A *	124	152,175
Alphabet - Class C *	98	119,292
Amadeus IT Group (a)	63	5,374
Applied Materials	2,697	131,155
Arista Networks *	210	53,703
ASML Holding (a)	53	11,351
Autodesk *	846	108,660
Baidu - ADR *	124	30,650
Coupa Software *	186	11,404

Delivery Hero * (a)	129	7,326
Electronic Arts *	789	101,584
IHS Markit *	697	36,962
IPG Photonics *	239	39,206
Logitech International (a)	419	18,427
MercadoLibre	30	10,287
Microsoft	4,151	440,338
Paycom Software *	96	10,200
Samsung Electronics (a)	150	6,227
Samsung Electronics - GDR	24	24,634
Samsung Electronics - GDR	9	9,303
Scout24 (a)	636	33,090
ServiceNow *	29	5,103
Spotify Technology *	39	7,130
Take-Two Interactive Software *	1,167	131,894
Tencent Holdings (a)	303	13,791
Varonis Systems, Inc. *	677	40,468
Wix.com *	340	32,300
Yelp *	517	19,067
		1,726,648
Utilities - 1.6%
j2 Global	1,108	94,003
TOTAL COMMON STOCKS
(Cost $4,719,038)		5,685,273

Total Investments - 98.5%
(Cost $4,719,038)		5,685,273
Other Assets and Liabilities, Net - 1.5%		85,775
Total Net Assets - 100.0%		$5,771,048

*	Non-income producing security.
(a)	Foreign Security.
#
As of July 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

REIT - Real Estate Investment Trust
ADR - American Depositary Receipt
GDR - Global Depositary receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$5,470,085	$215,188	-	$5,685,273
Total Investments	$5,470,085	$215,188	-	$5,685,273

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between any Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.7%
Brazil - 2.0%
MercadoLibre	637	$218,434
China/Hong Kong - 4.3%
Alibaba Group Holding - ADR *	1,117	209,136
Baidu - ADR *	1,029	254,348
		463,484
Denmark - 2.5%
DSV	3,154	264,237
Germany - 5.3%
Delivery Hero *	5,260	298,725
Scout24	5,369	279,337
		578,062
Japan - 5.6%
MonotaRO	5,689	286,508
Start Today	7,871	316,583
		603,091
Netherlands - 3.0%
ASML Holding	1,502	321,680
South Korea - 2.4%
Samsung Electronics	6,390	265,251
Spain - 5.2%
Amadeus IT Group	4,118	351,288
Grifols	7,367	213,931
		565,219
United Kingdom - 13.9%
Bunzl	7,460	221,666
Experian	11,852	290,991
IHS Markit *	4,205	222,991
InterContinental Hotels Group	3,570	220,344
Intertek Group	3,790	292,368
Liberty Global - Series C *	9,529	258,617
		1,506,977
United States - 54.5%
Alphabet - Class A *	164	201,264
Alphabet - Class C *	167	203,282
Biogen *	861	287,893
CME Group	1,779	283,074
eBay *	6,885	230,303
Electronic Arts *	1,880	242,050
FedEx	1,225	301,191
Haemonetics *	2,245	219,202
Illumina *	740	240,026
Intercontinental Exchange	4,097	302,809
IPG Photonics *	1,585	260,003
IQVIA Holdings *	3,021	368,381
KKR & Co. - Class A	4,113	112,614
Mastercard - Class A	1,902	376,596
Microsoft	4,365	463,039
New York Times - Class A	10,762	266,898
PayPal Holdings *	5,135	421,789
Take-Two Interactive Software *	1,837	207,618
TripAdvisor *	4,619	267,856
UnitedHealth Group	1,128	285,632
Visa - Class A	2,613	357,302
		5,898,822
TOTAL COMMON STOCKS
(Cost $7,907,884)		10,685,257

Total Investments - 98.7%
(Cost $7,907,884)		10,685,257
Other Assets and Liabilities, Net - 1.3%		145,855
Total Net Assets - 100.0%		$10,831,112

*	Non-income producing security.
ADR - American Depositary Receipt

At July 31, 2018, the sector diversification for the Fund was as follows:

Sector	% of Net Assets
Technology #	36.9%
Financial Services	17.1%
Consumer Discretionary	17.1%
Health Care	14.9%
Producer Durables	12.7%
Other Assets and Liabilities, Net	1.3%
Total	100.0%

#
As of July 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$7,062,348	$3,622,909	-	$10,685,257
Total Investments	$7,062,348	$3,622,909	-	$10,685,257

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between any Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Jackson Square Large-Cap Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 15.2%
Dollar General	44,980	$4,414,787
eBay *	105,975	3,544,864
Hasbro	43,807	4,363,615
Liberty Global - Series A * (a)	34,372	970,322
Liberty Global - Series C * (a)	150,188	4,076,102
TripAdvisor *	75,904	4,401,673
		21,771,363
Financial Services - 33.3%#
Charles Schwab	80,474	4,109,003
CME Group	19,540	3,109,205
Crown Castle International - REIT	35,717	3,958,515
Equinix - REIT	4,926	2,163,893
Intercontinental Exchange	65,346	4,829,723
KKR & Co. - Class A	216,393	5,924,840
Mastercard - Class A	40,581	8,035,038
PayPal Holdings *	82,371	6,765,954
Visa - Class A	64,731	8,851,317
		47,747,488
Health Care - 16.9%
Biogen *	21,123	7,062,897
DENTSPLY SIRONA	59,987	2,885,975
Illumina *	11,057	3,586,449
IQVIA Holdings *	52,299	6,377,340
UnitedHealth Group	17,197	4,354,624
		24,267,285
Producer Durables - 3.7%
FedEx	21,930	5,391,929
Technology - 29.8%#
Alibaba Group Holding - ADR *	13,751	2,574,600
Alphabet - Class A *	4,464	5,478,310
Alphabet - Class C *	2,339	2,847,171
Applied Materials	76,213	3,706,238
Arista Networks *	11,056	2,827,351
Autodesk *	29,485	3,787,053
Electronic Arts *	33,987	4,375,826
Microsoft	117,402	12,454,004
Take-Two Interactive Software *	41,834	4,728,079
		42,778,632
TOTAL COMMON STOCKS
(Cost $107,615,089)		141,956,697

Total Investments - 98.9%
(Cost $107,615,089)		141,956,697
Other Assets and Liabilities, Net - 1.1%		1,592,028
Total Net Assets - 100.0%		$143,548,725

*	Non-income producing security.
(a)	Foreign Security.
#
As of July 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation. The technology sector may be more sensitive to changes in domestic and international compeitition, economic cycles, financial resources, personal availablity, rapid innovation and intellectual property issues.

REIT - Real Estate Investment Trust
ADR - American Depository Receipt

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$141,956,697	-	-	$141,956,697
Total Investments	$141,956,697	-	-	$141,956,697

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Jackson Square Select 20 Growth Fund

Description	Shares	Value
COMMON STOCKS - 98.4%
Consumer Discretionary - 14.6%
Liberty Global - Series C * (a)	8,003	$217,201
New York Times - Class A	10,484	260,003
TripAdvisor *	4,351	252,315
		729,519
Financial Services - 27.7%#
Charles Schwab	2,450	125,097
CME Group	1,143	181,874
Intercontinental Exchange	2,837	209,683
KKR & Co. - Class A	6,691	183,200
PayPal Holdings *	3,603	295,950
Visa - Class A	2,861	391,213
		1,387,017
Health Care - 14.5%
Biogen *	670	224,028
DENTSPLY SIRONA	4,396	211,491
IQVIA Holdings *	2,385	290,827
		726,346
Producer Durables - 8.2%
Boeing	588	209,505
FedEx	815	200,384
		409,889
Technology - 33.4%#
Alphabet - Class A *	167	204,946
Alphabet - Class C *	170	206,934
Applied Materials	4,317	209,936
Autodesk *	1,075	138,073
Electronic Arts *	1,772	228,145
Microsoft	4,639	492,105
Take-Two Interactive Software *	1,662	187,839
		1,667,978
TOTAL COMMON STOCKS
(Cost $3,331,059)		4,920,749

Total Investments - 98.4%
(Cost $3,331,059)		4,920,749
Other Assets and Liabilities, Net - 1.6%		77,911
Total Net Assets - 100.0%		$4,998,660

*	Non-income producing security.
(a)	Foreign Security.
#
As of July 31, 2018, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. The financial services sector may be more sensistive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competitiion and industry consolidation. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$4,920,749	-	-	$4,920,749
Total Investments	$4,920,749	-	-	$4,920,749

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between Levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments July 31, 2018 (Unaudited)

Jackson Square SMID-Cap Growth Fund

Description	Shares/Par	Value
COMMON STOCKS - 96.1%
Consumer Discretionary - 23.0%
Cars.com *	837,555	$23,761,435
Dunkin' Brands Group	317,187	22,085,731
Liberty Media-Liberty Formula One - Class C *	316,351	11,151,373
Liberty TripAdvisor Holdings - Series A *	1,110,237	18,485,446
New York Times - Class A	1,202,481	29,821,529
Shutterstock *	67,077	3,090,237
Wyndham Hotels & Resorts	263,069	15,258,002
		123,653,753
Energy - 1.7%
Core Laboratories	79,852	8,953,006
Financial Services - 20.6%
Affiliated Managers Group	84,962	13,594,770
Equity Commonwealth - REIT *	847,833	27,334,136
LendingTree *	93,718	22,379,858
MSCI	83,322	13,847,283
Outfront Media - REIT	586,479	12,462,679
Redfin *	867,359	21,250,295
		110,869,021
Health Care - 16.6%
ABIOMED *	49,752	17,638,576
AMAG Pharmaceuticals *	529,603	11,677,746
athenahealth *	41,335	6,229,598
Bio-Techne	155,259	24,940,806
Cambrex *	202,398	12,649,875
Haemonetics *	109,950	10,735,518
Portola Pharmaceuticals *	151,206	5,413,175
		89,285,294
Producer Durables - 5.9%
Expeditors International of Washington	191,939	14,619,994
Graco	342,380	15,797,413
Zebra Technologies - Class A *	7,281	1,004,268
		31,421,675
Technology - 22.6%
Acxiom *	330,344	13,392,146
Blackbaud	74,138	7,399,714
Coupa Software *	215,963	13,240,691
Logitech International (a)	397,038	17,461,509
Paycom Software *	199,299	21,175,519
Ubiquiti Networks *	216,724	17,897,068
Wix.com *	173,417	16,474,615
Yelp *	384,510	14,180,729
		121,221,991
Utilities - 5.7%
j2 Global	358,764	30,437,538
TOTAL COMMON STOCKS
(Cost $432,306,230)		515,842,278

SHORT-TERM INVESTMENTS - 1.9%
United States Treasury Bill
1.896%, 8/30/2018^
(Cost $10,238,925)	$10,254,000	10,238,338

Total Investments - 98.0%
(Cost $442,545,155)		526,080,616
Other Assets and Liabilities, Net - 2.0%		10,491,375
Total Net Assets - 100.0%		$536,571,991

*	Non-income producing security.
(a)	Foreign Security.
^	The rate shown is the effective yield as of July 31, 2018.
REIT- Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks	$498,380,769	$17,461,509	-	$515,842,278
Short-Term Investments	-	10,238,338	-	10,238,338
Total Investments	$498,380,769	$27,699,847	-	$526,080,616

Transfers between Levels are recognized at the end of the reporting period. During the period ended July 31, 2018, the Fund recognized no transfers between any Levels. The Fund did not invest in any Level 3 investments during the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  September 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  September 25, 2018

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                           Brian R. Wiedmeyer, Treasurer

Date  September 25, 2018